Other Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Current Assets [Abstract]
Interest income	€ 529	€ 270
Receivables from withholding taxes	€ 310